Gain on time charter agreement termination (Details) (USD $)	12 Months Ended			2 Months Ended	27 Months Ended	1 Months Ended	34 Months Ended	12 Months Ended	56 Months Ended		0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 17, 2011 Star Cosmo	May 01, 2011 Star Cosmo	Jan. 17, 2011 Star Omicron	Feb. 22, 2011 Star Omicron	Dec. 31, 2011 Star Sigma	Oct. 29, 2013 Star Sigma	Jan. 04, 2012 Star Sigma	Jan. 04, 2012 Star Sigma - Amount received in cash	Jan. 04, 2012 Star Sigma - Value of fuels received as compensation
Gain on time charter agreement termination
Gross daily charter rate					$ 35,615		$ 43,000		$ 38,000
Redelivery date				Feb. 17, 2011		Jan. 17, 2011		Dec. 31, 2011
Write off of unamortized fair value of below market acquired time charter on vessel redelivery	0	0	273,000	273,000
Write off of unamortized time charter termination deferred revenue				324,000				203,000
Gain on time charter agreement termination	$ 0	$ 6,454,000	$ 2,010,000			$ 1,210,000					$ 5,734,000	$ 720,000
Metric tons of fuel oil										1,027